SIGNIFICANT ACCOUNTING POLICIES (Schedule of Disaggregated by Geography and Percentage of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Line Items]
Total revenues	$ 345,221	$ 297,682	$ 255,576
Percentage of Revenues	100.00%	100.00%	100.00%
Germany [Member]
Accounting Policies [Line Items]
Total revenues	$ 134,646	$ 125,896	$ 108,692
Percentage of Revenues	39.00%	42.00%	42.00%
The Netherlands [Member]
Accounting Policies [Line Items]
Total revenues	$ 121,465	$ 103,862	$ 87,348
Percentage of Revenues	35.00%	35.00%	34.00%
United States [Member]
Accounting Policies [Line Items]
Total revenues	$ 57,594	$ 52,234	$ 47,733
Percentage of Revenues	17.00%	18.00%	19.00%
Other countries [Member]
Accounting Policies [Line Items]
Total revenues	$ 31,516	$ 15,690	$ 11,803
Percentage of Revenues	9.00%	5.00%	5.00%